UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oslo Asset Management ASA
Address: Fjordalleen 16, postbox 1423 Vika
         0115 oslo, Norway

13F File Number: 028-14170

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Petter Sogn
Title:   Chief Financial Officer
Phone:   47-24130071
Signature, Place, and Date of Signing:

    Petter Sogn   Oslo, Norway   July 06,2011

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total:  308,333



List of Other Included Managers:

No.  13F File Number    Name

FORM 13F INFORMATION TABLE
                                                         VALUE SHARES/   SH/ PUT/ INVESTMENT OTHER    VOUTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      CUSIP  (X$1000) PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE   SHARNONE
HALLIBURTON CO             COM             406216101     18207  357000 SH       SOLE                  357000
BAKER HUGHES INC           COM             057224107     31794  438178 SH       SOLE                  438178
NEWPARK RESOURCES INC      COM PAR $.01NEW 651718504     20271 2235000 SH       SOLE                 2235000
BP PLC-SPONS ADR           SPONSORED ADR   055622104     56086 1266333 SH       SOLE                 1266333
CONOCOPHILLIPS             COM             20825C104     47415  630600 SH       SOLE                  630600
HESS CORP                  COM             42809H107     53035  709400 SH       SOLE                  709400
DENBURY RESOURCES INC      COM NEW         247916208     50179 2508974 SH       SOLE                 2508974
CAMERON INTERNATIONAL CORP COM             13342B105     30089  598300 SH       SOLE                  598300
DRYSHIPS INC    	   COM             Y2109Q101      1257  300000 SH       SOLE                  300000